Financial risks management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 3,189.3	$ 2,699.9
Financial liabilities	(5,940.5)	(4,907.1)
Net financial assets and liabilities	(2,751.2)	(2,207.2)
Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3.7
Financial liabilities	(75.2)	(90.7)
Net financial assets and liabilities	$ (71.5)	$ (90.7)